Intangible Assets, Net (Tables)	6 Months Ended
Apr. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of April 30, 2026 and October 31, 2025, intangible assets, net comprised of the following:

	April 30, 2026	October 31, 2025
At Cost:
Trademark	264	253
Software	10,253	9,836

Accumulated depreciation	(4,109)	(3,450)
Total, net	6,408	6,639

Schedule of Amortization Expenses

Amortization expenses were $503 and $482 for the six months ended April 30, 2026 and 2025, respectively.

	For the years ending October 31,
	2026*	2027	2028	2029	2030	thereafter
Amortization expenses	513	1026	1026	1026	1026	1,791
*	For the six months ending October 31, 2026